Pension, Savings, And Other Employee Benefits (Schedule Of Balances Reflected In Accumulated Other Comprehensive Income On a Pre-tax Basis)(Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Prior service cost/(credit)	$ 10,678
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost/(credit)	927	1,280
Net actuarial (gain)/loss	241,941	324,513
Total	242,868	325,793
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost/(credit)	(9,740)	639
Net actuarial (gain)/loss	(8,429)	480
Total	$ (18,169)	$ 1,119